UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—29.3%
Australia—0.2%
Glencore PLC *	63,737	$364,457

Austria—0.3%
BAWAG Group AG [1]	6,078	470,556

Canada—0.6%
Canadian Pacific Kansas City Ltd.[2]	5,699	487,414
Shopify, Inc., Class A*	3,650	292,511
Tourmaline Oil Corp.[2]	4,415	205,040
		984,965
Denmark—0.1%
Genmab AS *	826	199,822

France—0.5%
LVMH Moet Hennessy Louis Vuitton SE	510	390,866
Pernod Ricard SA2	2,319	350,037
		740,903
Germany—0.6%
Infineon Technologies AG	10,956	383,676
Knorr-Bremse AG	5,717	508,155
		891,831
Hong Kong—0.2%
AIA Group Ltd.	41,617	372,868

India—0.2%
HDFC Bank Ltd., ADR	5,626	351,963

Ireland—0.3%
AIB Group PLC	82,859	474,546

Japan—1.5%
Chugai Pharmaceutical Co. Ltd.	4,400	212,217
ITOCHU Corp.[2]	6,900	368,608
Keyence Corp.	700	332,941
OBIC Business Consultants Co. Ltd.	4,800	247,907
Shin-Etsu Chemical Co. Ltd.	8,600	357,643
SoftBank Group Corp.	4,700	275,574
Sony Group Corp.	26,500	512,115
		2,307,005
Netherlands—1.0%
ASML Holding NV	440	365,184
Heineken Holding NV	3,447	260,151
Koninklijke Philips NV*,2	17,057	558,597
Universal Music Group NV2	12,762	333,841
		1,517,773
Portugal—0.4%
Galp Energia SGPS SA	30,999	579,709

Spain—0.2%
Banco de Sabadell SA [2]	160,683	341,452

Sweden—0.2%
Hexpol AB [2]	24,560	253,923

Switzerland—0.5%
Novartis AG, Registered Shares	3,231	370,877

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Switzerland—(continued)
Sandoz Group AG	7,760	$323,383
		694,260
United Kingdom—1.3%
Ashtead Group PLC	5,249	406,041
BAE Systems PLC	11,587	191,704
British American Tobacco PLC	11,710	426,461
Legal & General Group PLC	112,521	340,434
London Stock Exchange Group PLC	3,400	464,564
Spectris PLC	5,887	214,711
		2,043,915
United States—21.2%
Advanced Micro Devices, Inc.*	1,153	189,184
AES Corp.	6,700	134,402
Airbnb, Inc., Class A*	120	15,217
Alcon, Inc.	4,458	444,141
Allstate Corp.	1,857	352,180
Alphabet, Inc., Class A	5,435	901,395
Amazon.com, Inc.*	6,569	1,224,002
Ameriprise Financial, Inc.	839	394,171
APA Corp.	8,547	209,060
Apollo Global Management, Inc.	2,602	325,016
Apple, Inc.	8,681	2,022,673
Aptiv PLC*	6,810	490,388
Berkshire Hathaway, Inc., Class B*	1,869	860,226
Bio-Rad Laboratories, Inc., Class A*	1,580	528,636
BlackRock, Inc.	493	468,108
Bristol-Myers Squibb Co.	11,878	614,568
Broadcom, Inc.	3,896	672,060
Brunswick Corp.	3,047	255,400
CF Industries Holdings, Inc.	2,493	213,899
Chipotle Mexican Grill, Inc.*	4,541	261,652
Constellation Brands, Inc., Class A	831	214,140
Cooper Cos., Inc.*	2,130	235,024
Crowdstrike Holdings, Inc., Class A*	630	176,696
Devon Energy Corp.	7,793	304,862
Dynatrace, Inc.*	3,619	193,508
Eli Lilly & Co.	618	547,511
Exxon Mobil Corp.	1,051	123,198
Fidelity National Information Services, Inc.	7,682	643,367
GE Vernova, Inc.*	1,025	261,354
General Electric Co.	1,035	195,180
Haleon PLC	96,136	504,991
Hayward Holdings, Inc.*	16,552	253,908
HubSpot, Inc.*	457	242,941
Hyatt Hotels Corp., Class A	1,017	154,787
IAC, Inc.*	5,151	277,227
Ingersoll Rand, Inc.	8,839	867,636

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Intel Corp.	5,632	$132,127
IQVIA Holdings, Inc.*	735	174,173
Keysight Technologies, Inc.*	2,114	335,978
Las Vegas Sands Corp.	4,830	243,142
Liberty Media Corp.-Liberty Formula One, Class C*	2,400	185,832
Live Nation Entertainment, Inc.*	2,044	223,798
Lyft, Inc., Class A*	16,471	210,005
Marsh & McLennan Cos., Inc.	1,330	296,710
Marvell Technology, Inc.	2,390	172,367
Mastercard, Inc., Class A	1,203	594,041
Meta Platforms, Inc., Class A	1,215	695,515
Micron Technology, Inc.	2,943	305,219
Microsoft Corp.	4,606	1,981,962
Mondelez International, Inc., Class A	6,654	490,200
NextEra Energy, Inc.	8,684	734,059
NIKE, Inc., Class B	2,853	252,205
Northrop Grumman Corp.	732	386,547
NVIDIA Corp.	15,767	1,914,744
Oracle Corp.	2,184	372,154
Philip Morris International, Inc.	2,748	333,607
Prologis, Inc.	3,537	446,652
Regal Rexnord Corp.	2,327	386,003
S&P Global, Inc.	588	303,773
Schlumberger NV	2,237	93,842
Starbucks Corp.	3,391	330,589
Take-Two Interactive Software, Inc.*	3,452	530,607
Tesla, Inc.*	758	198,316
Thermo Fisher Scientific, Inc.	532	329,079
T-Mobile U.S., Inc.	1,871	386,100
TransDigm Group, Inc.	186	265,446
Uber Technologies, Inc.*	2,051	154,153
UnitedHealth Group, Inc.	1,554	908,593
Vulcan Materials Co.	828	207,356
Walmart, Inc.	8,023	647,857
Walt Disney Co.	3,520	338,589
Wells Fargo & Co.	13,260	749,057
Williams Cos., Inc.	17,565	801,842
Zoom Video Communications, Inc., Class A*	3,054	212,986
		33,097,933
Total common stocks (cost—$35,376,590)		45,687,881

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
Asset-backed securities: 2.1%
Cayman Islands: 0.1%
Dryden 60 CLO Ltd.,
Series 2018-60A, Class A, 3 mo. (1.000)*USD Term SOFR + 1.312%,
6.613%, due 07/15/31[1,4]	221,857	$221,992

United States: 2.0%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class C,
1.480%, due 02/18/26	17,455	17,425
Series 2022-1, Class A3,
2.450%, due 11/18/26	44,431	44,105
BMW Vehicle Lease Trust,
Series 2024-1, Class A3,
4.980%, due 03/25/27	100,000	100,963
CCG Receivables Trust,
Series 2024-1, Class A2,
4.990%, due 03/15/32[1]	100,000	100,574
Dell Equipment Finance Trust,
Series 2023-3, Class D,
6.750%, due 10/22/29[1]	175,000	180,418
DLLMT LLC,
Series 2024-1A, Class A3,
4.840%, due 08/21/28[1]	100,000	101,288
Drive Auto Receivables Trust
Series 2021-1, Class D,
1.450%, due 01/16/29	68,638	67,531
Series 2024-1, Class A3,
5.350%, due 02/15/28	100,000	100,608
Series 2024-2, Class C,
4.670%, due 05/17/32	125,000	124,798
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[1]	82,124	80,938
Enterprise Fleet Financing LLC,
Series 2023-2, Class A2,
5.560%, due 04/22/30[1]	114,328	115,422
Exeter Automobile Receivables Trust
Series 2021-1A, Class D,
1.080%, due 11/16/26	58,454	57,569
Series 2024-3A, Class B,
5.570%, due 09/15/28	100,000	101,481
GM Financial Automobile Leasing Trust,
Series 2023-1, Class B,
5.510%, due 01/20/27	100,000	100,784
HPEFS Equipment Trust
Series 2022-1A, Class B,
1.790%, due 05/21/29[1]	4,507	4,498
Series 2024-1A, Class D,
5.820%, due 11/20/31[1]	100,000	102,371

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
Asset-backed securities—(continued)
United States—(continued)
Series 2024-2A, Class D,
5.820%, due 04/20/32[1]	100,000	$102,757
Hyundai Auto Lease Securitization Trust,
Series 2024-B, Class B,
5.560%, due 08/15/28[1]	100,000	102,214
Hyundai Auto Receivables Trust,
Series 2024-A, Class C,
5.270%, due 07/15/31	100,000	102,651
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class C,
4.190%, due 11/14/28[1]	200,000	197,076
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[1]	100,000	93,783
Santander Drive Auto Receivables Trust
Series 2020-4, Class D,
1.480%, due 01/15/27	55,896	55,551
Series 2022-5, Class C,
4.740%, due 10/16/28	100,000	99,937
Series 2023-2, Class A3,
5.210%, due 07/15/27	80,896	80,964
Series 2023-3, Class A3,
5.610%, due 10/15/27	125,000	125,480
Series 2023-3, Class A2,
6.080%, due 08/17/26	35,000	35,029
Series 2023-4, Class A2,
6.180%, due 02/16/27	85,012	85,208
Series 2023-6, Class A2,
6.080%, due 05/17/27	41,072	41,217
Series 2024-3, Class C,
5.640%, due 08/15/30	100,000	102,977
Series 2024-4, Class C,
4.950%, due 04/15/30	100,000	100,832
SCF Equipment Leasing LLC,
Series 2022-2A, Class A3,
6.500%, due 10/21/30[1]	193,821	196,615
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A2,
5.350%, due 06/21/27[1]	66,455	66,587
Synchrony Card Funding LLC,
Series 2024-A1, Class A,
5.040%, due 03/15/30	100,000	101,946
		3,091,597
Total asset-backed securities (cost—$3,289,660)		3,313,589

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
Corporate bonds: 10.5%
Canada: 0.5%
Canadian Imperial Bank of Commerce
3.945%, due 08/04/25	810,000	$806,666

United States: 10.0%
Air Lease Corp.
5.300%, due 02/01/28	750,000	770,356
American Express Co.
3.950%, due 08/01/25	810,000	806,563
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/324	1,000,000	865,652
Broadcom, Inc.
4.300%, due 11/15/32	900,000	884,015
Centene Corp.
2.450%, due 07/15/28	250,000	230,231
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, due 07/23/25	187,000	186,694
Cheniere Energy Partners LP
4.500%, due 10/01/29	810,000	798,924
Citigroup, Inc.
(fixed, converts to FRN on 06/11/34),
5.449%, due 06/11/35[4]	725,000	756,186
Comcast Corp.
5.250%, due 11/07/25	540,000	545,809
Consolidated Edison Co. of New York, Inc.
5.500%, due 03/15/34	375,000	401,113

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Discovery Communications LLC
3.625%, due 05/15/30	900,000	$810,859
General Motors Co.
5.400%, due 10/15/29	810,000	830,415
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[4]	900,000	945,857
John Deere Capital Corp.
4.800%, due 01/09/26	650,000	655,980
JPMorgan Chase & Co.
3.625%, due 12/01/27	810,000	797,795
Morgan Stanley
(fixed, converts to FRN on 07/20/32),
4.889%, due 07/20/33[4]	900,000	911,246
Oracle Corp.
6.250%, due 11/09/32	750,000	829,880
Pacific Gas & Electric Co.
4.550%, due 07/01/30	750,000	744,206
Southern California Edison Co.
5.850%, due 11/01/27	630,000	661,729
Southwestern Energy Co.
5.375%, due 02/01/29	750,000	747,472
T-Mobile USA, Inc.
3.500%, due 04/15/31	540,000	508,117

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 07/25/32),
4.897%, due 07/25/33[4]	900,000	$910,317
		15,599,416
Total corporate bonds (cost—$15,851,842)		16,406,082

Mortgage-backed securities: 0.7%
United States: 0.7%
Bank, Series 2022-BNK39, Class A4,
2.928%, due 02/15/55[4]	200,000	179,604
BWAY Mortgage Trust, Series 2013-1515, Class A2,
3.454%, due 03/10/33[1]	100,000	97,308
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4,
4.228%, due 06/10/51[4]	100,000	98,691
Extended Stay America Trust, Series 2021-ESH, Class D,
(1.000)*1 mo. USD Term SOFR + 2.364%,
7.462%, due 07/15/38[1,4]	133,655	133,914
Flagstar Mortgage Trust, Series 2018-5, Class A2,
4.000%, due 09/25/48[1,4]	35,608	34,118
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A,
2.835%, due 08/10/38[1]	100,000	96,065

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
Mortgage-backed securities—(continued)
United States—(continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D,
2.146%, due 01/05/40[1,4]	125,000	$93,893
MFA Trust
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[1,4]	17,169	15,959
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[1,4]	21,438	20,020
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1,
0.941%, due 10/25/58[1,4]	39,846	37,341
Residential Mortgage Loan Trust, Series 2020-2, Class A1,
1.654%, due 05/25/60[1,4]	3,811	3,792
Verus Securitization Trust
Series 2019-4, Class A1,
3.642%, due 11/25/59[1,4]	6,951	6,840
Series 2020-5, Class A1,
1.218%, due 05/25/65[1,4]	21,814	20,896
Series 2021-R2, Class A1,
0.918%, due 02/25/64[1,4]	32,235	29,517
Series 2021-R3, Class A1,
1.020%, due 04/25/64[1,4]	42,946	39,664

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class AS,
4.405%, due 06/15/51[4]		130,000	$126,630
Total mortgage-backed securities (cost—$1,072,927)			1,034,252

Non-U.S. government agency obligations: 4.6%
Australia: 0.2%
Australia Government Bonds Series 138,
3.250%, due 04/21/29[5]	AUD	455,000	310,101

Austria: 0.0%†
Republic of Austria Government Bonds
3.150%, due 06/20/44[5]	EUR	45,000	51,162

Belgium: 0.1%
Kingdom of Belgium Government Bonds Series 71,
3.750%, due 06/22/45[5]	EUR	73,000	87,235

Canada: 0.4%
Canada Government Bonds
1.000%, due 06/01/27	CAD	320,000	226,519
4.000%, due 03/01/29	CAD	200,000	155,697
Series WL43, 5.750%, due 06/01/29	CAD	180,000	151,024
			533,240
Finland: 0.0%†
Finland Government Bonds Series 30Y,
1.375%, due 04/15/47[5]	EUR	20,000	16,570

France: 0.4%
French Republic Government Bonds OAT
Series OAT, 0.000%, due 11/25/31[5,6]	EUR	485,000	448,029

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
France—(continued)
Series OAT, 0.000%, due 05/25/325,6	EUR	75,000	$68,150
Series OAT, 0.500%, due 05/25/40[5]	EUR	85,000	63,054
Series OAT, 3.250%, due 05/25/45[5]	EUR	95,000	104,044
			683,277
Germany: 0.4%
Bundesrepublik Deutschland Bundesanleihe
0.000%, due 11/15/28[5,6]	EUR	300,000	309,497
Series 10Y, 2.200%, due 02/15/34[5]	EUR	130,000	145,993
2.500%, due 07/04/44[5]	EUR	146,000	163,317
			618,807
Ireland: 0.2%
Ireland Government Bonds
1.500%, due 05/15/50[5]	EUR	261,000	221,199

Italy: 0.4%
Italy Buoni Poliennali Del Tesoro
Series 10Y, 0.950%, due 12/01/31[5]	EUR	195,000	188,430
Series 17Y, 1.650%, due 03/01/32[5]	EUR	30,000	30,359
Series 10Y, 3.000%, due 08/01/29[5]	EUR	140,000	157,930
Series 31Y, 3.250%, due 09/01/46[5]	EUR	85,000	85,512
Series 31Y, 4.000%, due 02/01/37[5]	EUR	118,000	138,059
			600,290
Japan: 0.6%
Japan Government CPI-Linked Bonds Series 26,
0.005%, due 03/10/31	JPY	54,660,500	399,976

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
Japan—(continued)
Japan Government Forty Year Bonds Series 12,
0.500%, due 03/20/59	JPY	18,000,000	$74,510
Japan Government Thirty Year Bonds
Series 51, 0.300%, due 06/20/46	JPY	7,600,000	38,640
Series 83, 2.200%, due 06/20/54	JPY	6,300,000	44,837
Japan Government Twenty Year Bonds Series 156,
0.400%, due 03/20/36	JPY	64,000,000	414,262
			972,225
New Zealand: 1.0%
New Zealand Government Bonds Series 0429,
3.000%, due 04/20/29	NZD	300,000	184,486
New Zealand Government Bonds Inflation-Linked Series 0925,
2.000%, due 09/20/25[5,7]	NZD	2,269,500	1,432,456
			1,616,942
Spain: 0.3%
Spain Government Bonds
1.450%, due 10/31/27[5]	EUR	155,000	168,206
1.500%, due 04/30/27[5]	EUR	97,000	105,848
2.350%, due 07/30/33[5]	EUR	57,000	61,311
3.450%, due 07/30/66[5]	EUR	10,000	10,497
4.200%, due 01/31/37[5]	EUR	44,000	54,440
5.150%, due 10/31/44[5]	EUR	79,000	109,029
			509,331
United Kingdom: 0.6%
U.K. Gilts
0.875%, due 07/31/33[5]	GBP	160,000	165,454

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
United Kingdom—(continued)
1.000%, due 01/31/325	GBP	149,000	$163,282
1.250%, due 07/31/515	GBP	374,000	246,826
1.625%, due 10/22/285	GBP	234,000	288,967
3.500%, due 01/22/455	GBP	40,000	46,325
3.750%, due 10/22/535	GBP	40,000	46,403
			957,257
Total non-U.S. government agency obligations (cost—$7,873,735)			7,177,636

U.S. government agency obligations: 5.9%
United States: 5.9%
Federal Home Loan Mortgage Corp.
1.500%, due 10/01/51		294,836	232,704
2.000%, due 02/01/51		822,428	683,716
2.500%, due 11/01/50		185,734	164,208
3.000%, due 01/01/52		115,596	104,279
4.500%, due 08/01/52		195,703	192,698
Federal National Mortgage Association
2.000%, due 04/01/51		224,643	187,802
2.500%, due 08/01/51		361,033	313,002
2.500%, due 11/01/51		448,603	390,238
2.500%, due 02/01/52		221,043	194,234
3.000%, due 08/01/50		424,694	388,308
3.000%, due 03/01/52		336,409	306,457
3.500%, due 02/01/49		403,638	380,854
4.000%, due 05/01/51		380,820	370,280
4.500%, due 01/01/53		414,396	407,777

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations—(continued)
United States—(continued)
Government National Mortgage Association
2.000%, due 01/20/52	453,730	$384,571
2.500%, due 08/20/51	503,569	443,302
3.000%, due 10/20/45	63,451	58,683
3.000%, due 12/20/45	72,636	67,178
3.000%, due 04/20/52	208,664	189,859
3.500%, due 01/20/50	192,179	181,428
Uniform Mortgage-Backed Security, TBA
2.000%	1,000,000	826,000
2.500%	450,000	388,222
3.500%	200,000	186,254
4.000%	375,000	360,149
4.500%	1,075,000	1,056,995
5.000%	775,000	774,528
Total U.S. government agency obligations (cost—$9,271,445)		9,233,726

U.S. Treasury obligations: 4.6%
United States: 4.6%
U.S. Treasury Bonds
1.125%, due 08/15/40	310,000	203,038
1.250%, due 05/15/50	360,000	192,656
2.500%, due 02/15/46	180,000	136,076
2.750%, due 11/15/42	170,000	139,407
2.750%, due 08/15/47	133,000	103,797
2.875%, due 05/15/43	617,000	512,255
3.000%, due 11/15/45	100,000	82,937
4.375%, due 02/15/38	110,000	115,887
U.S. Treasury Notes
0.375%, due 12/31/25	250,000	239,521
0.625%, due 08/15/30	1,110,000	935,435
0.750%, due 03/31/26	250,000	238,860
0.875%, due 06/30/26	650,000	619,252

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[3]	Value
U.S. Treasury obligations—(continued)
United States—(continued)
1.125%, due 02/15/31	450,000	$386,965
1.250%, due 03/31/28	40,000	36,964
1.250%, due 06/30/28	540,000	496,167
1.250%, due 09/30/28	270,000	246,734
1.250%, due 08/15/31	200,000	170,805
1.625%, due 11/30/26	858,000	822,339
1.625%, due 08/15/29	196,000	179,271
1.625%, due 05/15/31	350,000	308,560
2.000%, due 02/15/25	70,000	69,346
2.125%, due 05/15/25	70,000	69,088
2.750%, due 08/15/32	200,000	186,891
3.875%, due 08/15/33	256,000	258,060
4.125%, due 11/15/32	300,000	308,590
4.625%, due 02/28/25	120,000	120,084
Total U.S. Treasury obligations (cost—$7,656,939)		7,178,985

	Number of shares
Exchange traded funds: 11.1%
Invesco S&P 500 Equal Weight ETF[2]	27,000	4,837,320
iShares J.P. Morgan USD Emerging Markets Bond ETF[2]	53,620	5,017,760
SPDR Portfolio High Yield Bond ETF[2]	306,000	7,359,300
Total exchange traded funds (cost—$15,930,368)		17,214,380

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Investment companies: 25.9%
PACE High Yield Investments[8]	944,824	$8,522,319
PACE International Emerging Markets Equity Investments[8]	571,064	8,246,160
PACE International Equity Investments[8]	790,428	15,595,140
UBS Emerging Markets Equity Opportunity Fund[8]	961,190	8,006,717
Total investment companies (cost—$38,074,102)		40,370,336

Short-term investments: 3.3%
Investment companies: 3.3%
State Street Institutional U.S. Government Money Market Fund, 4.943%[9] (cost $5,211,605)	5,211,605	5,211,605

Face amount[3]
Short-term U.S. Treasury obligations: 1.0%
United States: 1.0%
U.S. Treasury Bills 4.891%, due 01/16/25[9]	$1,570,000	1,547,910
(Cost—$1,547,910)

	Number of shares	Value
Investment of cash collateral from securities loaned—11.4%
Money market funds—11.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.954%[9] (cost $17,740,668)	17,740,668	17,740,668
Total investments (cost $158,897,791)[10]—110.4%		172,117,050
Liabilities in excess of other assets—(10.4)%		(16,219,134)
Net assets—100.0%		$155,897,916

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
154	EUR	Euro High Yield Bond Index Futures	December 2024	$9,911,349	$9,963,222	$51,873
422	EUR	EURO STOXX Banks Index Futures	December 2024	3,377,472	3,398,634	21,162
117	USD	MSCI China Index Futures	December 2024	3,161,591	3,211,650	50,059
103	USD	S&P 500 Index Futures	December 2024	29,352,652	29,943,388	590,736
11	JPY	TSE TOPIX Index Futures	December 2024	2,009,441	2,026,265	16,824
Interest rate futures buy contracts:
79	AUD	Australian Bond 10 Year Futures	December 2024	$6,416,391	$6,357,176	$(59,215)
67	EUR	Euro Bund 10 Year Futures	December 2024	9,943,265	10,062,470	119,205
87	GBP	United Kingdom Long Gilt Bond Futures	December 2024	11,559,680	11,448,853	(110,827)
Total				$75,731,841	$76,411,658	$679,817
Index futures sell contracts:
44	AUD	ASX SPI 200 Index Futures	December 2024	$(6,245,821)	$(6,316,590)	$(70,769)
136	EUR	EURO STOXX 50 Index Futures	December 2024	(7,426,173)	(7,614,833)	(188,660)
14	GBP	FTSE 100 Index Futures	December 2024	(1,560,734)	(1,551,384)	9,350
54	USD	MSCI Emerging Markets Index Futures	December 2024	(2,984,421)	(3,166,290)	(181,869)
36	USD	MSCI Europe USD NTR Index Futures	December 2024	(3,640,665)	(3,675,600)	(34,935)
8	CAD	S&P TSX 60 Index Futures	December 2024	(1,682,595)	(1,708,780)	(26,185)
Interest rate futures sell contracts:
92	CAD	Canadian Bond 10 Year Futures	December 2024	$(8,515,609)	$(8,503,767)	$11,842
80	JPY	Japan Government Bond 10 Year Futures	December 2024	(8,043,066)	(8,049,261)	(6,195)
U.S. Treasury futures sell contracts:
42	USD	U.S. Treasury Note 10 Year Futures	December 2024	$(4,814,166)	$(4,799,812)	$14,354
Total				$(44,913,250)	$(45,386,317)	$(473,067)
Net unrealized appreciation (depreciation)						$206,750

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	BRL	4,387,552	USD	770,000	10/17/24	$(33,987)
BB	COP	3,154,651,500	USD	770,000	10/17/24	21,420
BOA	CAD	4,190,000	ZAR	53,886,932	10/17/24	15,833
CIBC	NZD	8,420,000	USD	5,052,583	10/17/24	(296,778)
CIBC	USD	1,523,863	EUR	1,385,000	10/17/24	18,792
CITI	EUR	6,760,000	USD	7,392,320	10/17/24	(137,171)
CITI	GBP	845,000	USD	1,115,335	10/17/24	(14,381)
CITI	USD	2,342,383	BRL	13,050,000	10/17/24	48,935
CITI	USD	5,020,501	NOK	54,740,000	10/17/24	167,488
GSI	CHF	1,990,698	CAD	3,165,000	10/17/24	(15,076)
GSI	CNH	79,785,000	USD	11,001,511	10/17/24	(391,982)
GSI	USD	2,290,000	CHF	1,919,195	10/17/24	(18,492)
GSI	USD	1,525,000	CNH	10,757,586	10/17/24	11,210

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	EUR	855,000	USD	955,678	10/17/24	$3,353
HSBC	EUR	1,413,444	USD	1,540,000	10/17/24	(34,336)
HSBC	IDR	5,720,300,000	USD	354,549	10/17/24	(23,041)
HSBC	USD	4,624,487	CNH	32,625,000	10/17/24	34,442
HSBC	USD	429,848	TWD	13,900,000	10/17/24	9,886
JPMCB	CNH	5,470,000	JPY	108,210,877	10/17/24	(26,687)
JPMCB	NZD	2,495,000	USD	1,538,665	10/17/24	(46,448)
JPMCB	USD	3,830,000	JPY	576,276,852	10/17/24	187,784
JPMCB	USD	782,730	JPY	110,900,000	10/17/24	(9,539)
MSCI	USD	2,161,535	BRL	11,920,000	10/17/24	22,719
MSCI	USD	3,340,859	COP	13,604,146,000	10/17/24	(112,679)
SSB	AUD	3,725,000	USD	2,494,211	10/17/24	(81,682)
SSB	CAD	230,000	USD	171,097	10/17/24	972
SSB	CAD	2,400,000	USD	1,754,179	10/17/24	(21,033)
SSB	CHF	670,000	USD	762,501	10/17/24	(30,493)
SSB	COP	9,308,158,000	USD	2,190,557	10/17/24	(18,212)
SSB	EUR	155,000	USD	173,489	10/17/24	846
SSB	EUR	435,000	USD	483,942	10/17/24	(574)
SSB	GBP	99,117	CHF	110,000	10/17/24	(2,320)
SSB	GBP	1,480,000	USD	1,926,425	10/17/24	(52,250)
SSB	JPY	148,200,000	USD	1,044,217	10/17/24	10,970
SSB	JPY	35,100,000	USD	226,998	10/17/24	(17,718)
SSB	KRW	290,000,000	USD	211,602	10/17/24	(10,353)
SSB	NOK	16,570,000	USD	1,506,224	10/17/24	(64,200)
SSB	USD	529,677	AUD	800,000	10/17/24	23,535
SSB	USD	212,282	CHF	180,000	10/17/24	761
SSB	USD	633,794	JPY	91,900,000	10/17/24	6,930
SSB	USD	485,383	SGD	650,000	10/17/24	20,728
Net unrealized appreciation (depreciation)						$(852,828)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$45,687,881	$—	$—	$45,687,881
Exchange traded funds	17,214,380	—	—	17,214,380
Investment companies	40,370,336	—	—	40,370,336
Asset-backed securities	—	3,313,589	—	3,313,589
Corporate bonds	—	16,406,082	—	16,406,082
Mortgage-backed securities	—	1,034,252	—	1,034,252
Non-U.S. government agency obligations	—	7,177,636	—	7,177,636

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$9,233,726	$—	$9,233,726
U.S. Treasury obligations	—	7,178,985	—	7,178,985
Short-term investments	—	5,211,605	—	5,211,605
Short-term U.S. Treasury obligations	—	1,547,910	—	1,547,910
Investment of cash collateral from securities loaned	—	17,740,668	—	17,740,668
Futures contracts	885,405	—	—	885,405
Forward foreign currency contracts	—	606,604	—	606,604
Total	$104,158,002	$69,451,057	$—	$173,609,059
Liabilities
Futures contracts	$(678,655)	$—	$—	$(678,655)
Forward foreign currency contracts	—	(1,459,432)	—	(1,459,432)
Total	$(678,655)	$(1,459,432)	$—	$(2,138,087)

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,766,416, represented 1.8% of the Fund’s net assets at period end.
[2]	Security, or portion thereof, was on loan at the period end.
[3]	In U.S. dollars unless otherwise indicated.
[4]	Floating or variable rate securities. The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
[5]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
[6]	Zero coupon bond.
[7]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[8]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

UBS Global Allocation Fund

Portfolio of investments – September 30, 2024 (unaudited)

Security description	Value 06/30/24	Purchases during the year ended 09/30/24	Sales during the year ended 09/30/24	Net realized gain (loss) during the year ended 09/30/24	Change in net unrealized appreciation (depreciation) during the year ended 09/30/24	Value 09/30/24	Net income earned from affiliate for the year ended 09/30/24	Shares 09/30/24
UBS Emerging Markets Equity Opportunity Fund	$9,888,204	$—	$2,200,001	$(649,448)	$967,962	$8,006,717	$—	961,191
PACE High Yield Investments	9,107,796	124,314	975,000	(48,420)	313,629	8,522,319	124,314	944,825
PACE International Equity Investments	14,409,498	—	—	—	1,185,642	15,595,140	—	790,428
PACE International Emerging Markets Equity Investments	9,835,756	—	2,350,000	223,224	537,180	8,246,160	—	571,064
UBS All China Equity Fund	1,992,631	—	1,941,056	(802,851)	751,276	—	—	—
	$45,233,885	$124,314	$7,466,057	$(1,277,495)	$3,755,689	$40,370,336	$124,314

[9]	Rate shown reflects yield at September 30, 2024.
[10]	Includes $19,465,995 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $17,740,668 and non-cash collateral of $2,284,122.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—96.2%
Brazil—6.5%
Hypera SA	973,200	$4,685,838
MercadoLibre, Inc.*	2,999	6,153,828
Petroleo Brasileiro SA, ADR	664,620	9,577,174
Vale SA	892,800	10,408,379
		30,825,219
China—26.9%
China Mengniu Dairy Co. Ltd.	6,069,000	14,598,983
China Resources Beer Holdings Co. Ltd.	2,172,000	9,499,540
Contemporary Amperex Technology Co. Ltd., Class A	341,493	12,260,183
Kweichow Moutai Co. Ltd., Class A	33,561	8,361,430
PDD Holdings, Inc., ADR*	138,457	18,665,388
Ping An Insurance Group Co. of China Ltd., Class H	4,134,000	26,668,909
Tencent Holdings Ltd.	646,100	36,951,583
		127,006,016
Hungary—2.1%
OTP Bank Nyrt	190,384	9,953,531

India—14.9%
Axis Bank Ltd.	1,089,936	16,026,242
Bandhan Bank Ltd.[1]	1,465,418	3,475,332
Eicher Motors Ltd.	184,733	11,079,957
HDFC Bank Ltd.	1,052,877	21,761,437
Reliance Industries Ltd.	504,874	17,791,723
		70,134,691
Indonesia—2.4%
Bank Central Asia Tbk. PT	16,446,200	11,215,787

Malaysia—1.3%
CIMB Group Holdings Bhd.	3,056,100	5,966,195

Mexico—2.7%
Cemex SAB de CV, ADR	691,900	4,220,590
Grupo Financiero Banorte SAB de CV, Class O	1,201,038	8,509,132
		12,729,722
Netherlands—0.0%†
Nebius Group NV*,2,3	257,600	0

Poland—0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	283,617	4,124,936

Russia—0.0%†
Sberbank of Russia PJSC[2,3]	3,568,865	4

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Saudi Arabia—1.7%
Saudi National Bank	889,572	$8,133,582

Singapore—1.7%
Singapore Telecommunications Ltd.	3,161,500	7,969,858

South Africa—5.9%
Anglo American PLC	305,361	9,916,452
MTN Group Ltd.	1,212,457	6,444,215
Naspers Ltd., Class N	48,283	11,722,897
		28,083,564
South Korea—13.0%
KB Financial Group, Inc.	161,938	10,018,188
Kia Corp.	171,849	13,128,175
Samsung Electronics Co. Ltd.	480,610	22,602,673
SK Hynix, Inc.	117,571	15,697,711
		61,446,747
Taiwan—13.7%
ASE Technology Holding Co. Ltd.	1,603,000	7,648,650
MediaTek, Inc.	258,000	9,579,258
Taiwan Semiconductor Manufacturing Co. Ltd.	1,563,000	47,265,606
		64,493,514
Thailand—2.5%
Bangkok Dusit Medical Services PCL, NVDR	2,466,300	2,299,402
PTT Exploration & Production PCL, NVDR	2,344,400	9,544,445
		11,843,847
Total common stocks (cost—$469,874,644)		453,927,213

Preferred stocks—1.9%
Brazil—1.9%
Banco Bradesco SA (cost $11,161,380)	3,221,859	8,693,821

Short-term investments: 1.3%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 4.943%[4] (cost $6,120,432)	6,120,432	6,120,432
Total investments (cost $487,156,456)—99.4%		468,741,466
Other assets in excess of liabilities—0.6%		2,904,458
Net assets—100.0%		$471,645,924

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$453,927,209	$—	$4	$453,927,213
Preferred stocks	8,693,821	—	—	8,693,821
Short-term investments	—	6,120,432	—	6,120,432
Total	$462,621,030	$6,120,432	$4	$468,741,466

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,475,332, represented 0.7% of the Fund’s net assets at period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rate shown reflects yield at September 30, 2024.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—97.5%
Canada—1.7%
Canadian Pacific Kansas City Ltd.[1]	10,950	$936,513

China—1.5%
China Mengniu Dairy Co. Ltd.	350,000	841,925

France—4.2%
Danone SA	31,730	2,307,824

Germany—2.5%
Infineon Technologies AG	38,389	1,344,370

Indonesia—4.0%
Bank Mandiri Persero Tbk. PT	4,751,600	2,173,370

Ireland—3.4%
AIB Group PLC	318,737	1,825,456

Japan—7.9%
Chugai Pharmaceutical Co. Ltd.	35,400	1,707,377
Recruit Holdings Co. Ltd.	23,100	1,399,099
Shimano, Inc.[1]	6,200	1,172,058
		4,278,534
Mexico—1.6%
America Movil SAB de CV	639,100	524,198
Grupo Financiero Banorte SAB de CV, Class O	52,390	371,174
		895,372
Netherlands—1.5%
Aalberts NV1	20,634	836,980

Portugal—2.7%
Galp Energia SGPS SA	77,830	1,455,492

Spain—3.2%
Befesa SA2	6,071	175,706
Iberdrola SA1	102,985	1,592,318
		1,768,024
Switzerland—2.5%
Sandoz Group AG	31,992	1,333,205

United Kingdom—6.6%
AstraZeneca PLC	13,527	2,095,681
Spectris PLC	41,143	1,500,568
		3,596,249
United States—54.2%
Alcon, Inc.	22,699	2,261,452
Aptiv PLC*	15,002	1,080,294
Autodesk, Inc.*	6,826	1,880,426
Bio-Rad Laboratories, Inc., Class A*	2,360	789,609
Broadcom, Inc.	13,950	2,406,375
CF Industries Holdings, Inc.	10,501	900,986
Coursera, Inc.*	18,047	143,293

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Dexcom, Inc.*	9,816	$658,065
Digital Realty Trust, Inc.	5,666	916,929
Ecolab, Inc.	4,434	1,132,133
Enphase Energy, Inc.*	6,147	694,734
Ingersoll Rand, Inc.	13,763	1,350,976
Linde PLC	3,506	1,671,871
Micron Technology, Inc.	15,941	1,653,241
Montrose Environmental Group, Inc.*	12,130	319,019
NIKE, Inc., Class B	9,746	861,546
Primo Water Corp.	61,427	1,551,032
Pure Storage, Inc., Class A*	14,165	711,650
Regal Rexnord Corp.	8,865	1,470,526
Rivian Automotive, Inc., Class A*,1	30,550	342,771
Roper Technologies, Inc.	1,722	958,190
ServiceNow, Inc.*	1,852	1,656,410
SLM Corp.	38,813	887,653
Sprouts Farmers Market, Inc.*	11,655	1,286,829
Trimble, Inc.*	15,602	968,728
Zoom Video Communications, Inc., Class A*	13,415	935,562
		29,490,300
Total common stocks (cost—$43,794,787)		53,083,614

Short-term investments: 2.5%
Investment companies: 2.5%
State Street Institutional U.S. Government Money Market Fund, 4.943%[3] (cost $1,351,255)	1,351,255	1,351,255

Investment of cash collateral from securities loaned—2.5%
Money market funds—2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.954%[3] (cost $1,379,096)	1,379,096	1,379,096
Total investments (cost $46,525,138)[4]—102.5%		55,813,965
Liabilities in excess of other assets—(2.5)%		(1,378,247)
Net assets—100.0%		$54,435,718

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$53,083,614	$—	$—	$53,083,614
Short-term investments	—	1,351,255	—	1,351,255
Investment of cash collateral from securities loaned	—	1,379,096	—	1,379,096
Total	$53,083,614	$2,730,351	$—	$55,813,965

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $175,706, represented 0.3% of the Fund’s net assets at period end.
3	Rate shown reflects yield at September 30, 2024.
4	Includes $1,966,131 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,379,096 and non-cash collateral of $685,557.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—98.1%
Australia—1.3%
Brambles Ltd.	156,908	$2,064,343

Canada—6.8%
Canadian Pacific Kansas City Ltd.[1]	26,296	2,248,999
Gildan Activewear, Inc.[1]	68,471	3,222,939
Royal Bank of Canada	27,982	3,492,448
Shopify, Inc., Class A*	28,100	2,251,934
		11,216,320
China—1.3%
Ping An Insurance Group Co. of China Ltd., Class H	321,000	2,070,808

Denmark—0.8%
Genmab AS*	5,683	1,374,806

Finland—1.3%
Neste OYJ[1]	110,881	2,151,335

France—4.6%
AXA SA	36,592	1,406,489
Cie Generale des Etablissements Michelin SCA	70,250	2,851,126
Danone SA	46,489	3,381,293
		7,638,908
Germany—5.6%
HUGO BOSS AG	37,642	1,721,719
Infineon Technologies AG	52,944	1,854,082
Knorr-Bremse AG	37,965	3,374,519
SAP SE	10,263	2,335,117
		9,285,437
Ireland—2.7%
AIB Group PLC	787,178	4,508,289

Italy—3.1%
Infrastrutture Wireless Italiane SpA[1,2]	124,915	1,536,492
PRADA SpA	223,800	1,727,330
Prysmian SpA	25,507	1,851,230
		5,115,052
Japan—19.3%
Chugai Pharmaceutical Co. Ltd.	50,200	2,421,196
FANUC Corp.	71,800	2,093,178
ITOCHU Corp.[1]	77,900	4,161,532
Keyence Corp.	5,900	2,806,220
Mitsubishi UFJ Financial Group, Inc.	195,800	1,980,138
Nippon Telegraph & Telephone Corp.	2,396,300	2,447,569
OBIC Business Consultants Co. Ltd.	63,900	3,300,259
Shin-Etsu Chemical Co. Ltd.	45,300	1,883,862
SoftBank Group Corp.	22,300	1,307,511
Sony Group Corp.	273,500	5,285,415
Toyota Motor Corp.	121,500	2,149,339
West Japan Railway Co.	50,600	959,015
Yamaha Motor Co. Ltd.[1]	110,100	980,539
		31,775,773

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Luxembourg—2.0%
Eurofins Scientific SE1	50,677	$3,209,790

Netherlands—5.7%
ASML Holding NV	3,523	2,923,964
Koninklijke Philips NV*	130,038	4,258,596
Universal Music Group NV1	85,769	2,243,632
		9,426,192
Norway—1.4%
Equinor ASA	91,191	2,304,629

Portugal—0.8%
Galp Energia SGPS SA	67,673	1,265,547

South Korea—1.4%
SK Hynix, Inc.	17,830	2,380,606

Spain—3.9%
Banco de Sabadell SA1	1,532,651	3,256,887
Iberdrola SA1	209,766	3,243,327
		6,500,214
Switzerland—6.3%
Barry Callebaut AG, Registered Shares[1]	598	1,106,478
DSM-Firmenich AG	20,058	2,760,802
Novartis AG, Registered Shares	30,163	3,462,321
Sandoz Group AG	72,512	3,021,798
		10,351,399
United Kingdom—16.7%
Ashtead Group PLC	38,019	2,940,995
AstraZeneca PLC	23,840	3,693,431
HSBC Holdings PLC	174,932	1,565,094
Legal & General Group PLC	893,322	2,702,762
London Stock Exchange Group PLC	37,040	5,061,009
NatWest Group PLC	645,952	2,969,940
Spectris PLC	48,961	1,785,706
St. James's Place PLC	218,156	2,140,812
Unilever PLC	72,580	4,703,732
		27,563,481
United States—11.4%
Alcon, Inc.	26,448	2,634,957
Aon PLC, Class A	4,266	1,475,993
Aptiv PLC*	35,534	2,558,803
Atlassian Corp., Class A*	19,349	3,072,815
James Hardie Industries PLC, CDI*	74,493	2,957,688
Schlumberger NV	92,297	3,871,859
Schneider Electric SE	8,142	2,140,743
		18,712,858
Zambia—1.7%
First Quantum Minerals Ltd.*	210,332	2,867,775
Total common stocks (cost—$140,169,816)		161,783,562

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Short-term investments: 1.2%
Investment companies: 1.2%
State Street Institutional U.S. Government Money Market Fund, 4.943%[3] (cost $1,922,472)	1,922,472	$1,922,472

Investment of cash collateral from securities loaned—9.7%
Money market funds—9.7%
State Street Navigator Securities Lending Government Money Market Portfolio,4.954%[3] (cost $16,087,157)	16,087,157	16,087,157
Total investments (cost $158,179,445)[4]—109.0%		179,793,191
Liabilities in excess of other assets—(9.0)%		(14,844,586)
Net assets—100.0%		$164,948,605

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$161,783,562	$—	$—	$161,783,562
Short-term investments	—	1,922,472	—	1,922,472
Investment of cash collateral from securities loaned	—	16,087,157	—	16,087,157
Total	$161,783,562	$18,009,629	$—	$179,793,191

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,536,492, represented 0.9% of the Fund’s net assets at period end.
3	Rate shown reflects yield at September 30, 2024.
4	Includes $20,231,158 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $16,087,157 and non-cash collateral of $5,440,142.

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.0%
Banks: 4.2%
JPMorgan Chase & Co.	44,924	$9,472,675

Beverages: 2.9%
Coca-Cola Co.	90,227	6,483,712

Biotechnology: 2.3%
AbbVie, Inc.	26,444	5,222,161

Building products: 2.2%
Trane Technologies PLC	12,611	4,902,274

Capital markets: 7.3%
BlackRock, Inc.	8,179	7,766,042
Morgan Stanley	81,457	8,491,078
		16,257,120
Chemicals: 2.5%
Linde PLC	11,851	5,651,268

Commercial services & supplies: 0.9%
Republic Services, Inc.	10,034	2,015,229

Consumer finance: 2.4%
American Express Co.	19,452	5,275,382

Electric utilities: 3.1%
NextEra Energy, Inc.	82,748	6,994,688

Ground transportation: 2.7%
Union Pacific Corp.	24,269	5,981,823

Health care equipment & supplies: 3.2%
Abbott Laboratories	62,062	7,075,689

Health care providers & services: 3.8%
UnitedHealth Group, Inc.	14,555	8,510,017

Hotels, restaurants & leisure: 2.2%
McDonald's Corp.	15,712	4,784,461

Household products: 2.2%
Procter & Gamble Co.	28,864	4,999,245

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Industrial REITs: 2.7%
Prologis, Inc.	47,612	$6,012,443

Insurance: 3.7%
Chubb Ltd.	18,993	5,477,392
Marsh & McLennan Cos., Inc.	12,836	2,863,583
		8,340,975
IT services: 2.2%
Accenture PLC, Class A	14,004	4,950,134

Oil, gas & consumable fuels: 3.9%
Exxon Mobil Corp.	34,146	4,002,594
Phillips 66	35,133	4,618,233
		8,620,827
Pharmaceuticals: 2.8%
Johnson & Johnson	39,084	6,333,953

Professional services: 3.0%
Automatic Data Processing, Inc.	24,362	6,741,696

Semiconductors & semiconductor equipment: 15.1%
Analog Devices, Inc.	26,985	6,211,137
Broadcom, Inc.	86,881	14,986,973
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,500	10,333,365
Texas Instruments, Inc.	10,963	2,264,627
		33,796,102
Software: 16.2%
Microsoft Corp.	57,068	24,556,360
Oracle Corp.	67,554	11,511,202
		36,067,562
Specialty retail: 6.5%
Home Depot, Inc.	22,312	9,040,822

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Specialty retail—(concluded)
TJX Cos., Inc.	46,577	$5,474,662
		14,515,484
Total common stocks (cost—$170,207,897)		219,004,920

Short-term investments—1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 4.943%[1] (cost $4,202,091)	4,202,091	4,202,091
Total investments (cost—$174,409,988)—99.9%		223,207,011
Other assets in excess of liabilities—0.1%		225,463
Net assets—100.0%		$223,432,474

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$219,004,920	$—	$—	$219,004,920
Short-term investments	—	4,202,091	—	4,202,091
Total	$219,004,920	$4,202,091	$—	$223,207,011

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rate shown reflects yield at September 30, 2024.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 98.5%
Aerospace & defense: 1.5%
TransDigm Group, Inc.	3,146	$4,489,751

Broadline retail: 7.8%
Amazon.com, Inc.*	125,845	23,448,698

Capital markets: 1.9%
Ameriprise Financial, Inc.	6,324	2,971,078
S&P Global, Inc.	5,506	2,844,510
		5,815,588
Chemicals: 1.7%
Sherwin-Williams Co.	13,824	5,276,206

Financial services: 5.2%
Mastercard, Inc., Class A	12,954	6,396,685
Visa, Inc., Class A	33,545	9,223,198
		15,619,883
Ground transportation: 1.2%
Union Pacific Corp.	14,803	3,648,643

Health care equipment & supplies: 4.2%
Abbott Laboratories	26,408	3,010,776
Boston Scientific Corp.*	52,860	4,429,668
Intuitive Surgical, Inc.*	10,571	5,193,215
		12,633,659
Health care providers & services: 1.7%
UnitedHealth Group, Inc.	8,933	5,222,946

Hotels, restaurants & leisure: 1.4%
Chipotle Mexican Grill, Inc.*	70,990	4,090,444

Insurance: 1.9%
Progressive Corp.	22,979	5,831,151

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Interactive media & services: 11.7%
Alphabet, Inc., Class A	96,117	$15,941,005
Meta Platforms, Inc., Class A	33,975	19,448,649
		35,389,654
Life sciences tools & services: 2.1%
Danaher Corp.	9,398	2,612,832
Thermo Fisher Scientific, Inc.	6,242	3,861,114
		6,473,946
Machinery: 1.6%
Parker-Hannifin Corp.	7,841	4,954,101

Pharmaceuticals: 3.9%
Eli Lilly & Co.	13,367	11,842,360

Semiconductors & semiconductor equipment: 15.7%
Advanced Micro Devices, Inc.*	37,139	6,093,767
ASML Holding NV, Registered Shares	6,799	5,665,267
Broadcom, Inc.	76,779	13,244,377
NVIDIA Corp.	184,715	22,431,790
		47,435,201
Software: 21.4%
Adobe, Inc.*	10,201	5,281,874
Intuit, Inc.	9,673	6,006,933
Microsoft Corp.	87,744	37,756,243
Oracle Corp.	36,425	6,206,820
Palo Alto Networks, Inc.*	12,779	4,367,862
Salesforce, Inc.	19,010	5,203,227
		64,822,959

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Specialized REITs: 1.5%
American Tower Corp.	19,394	$4,510,269

Specialty retail: 3.6%
O'Reilly Automotive, Inc.*	3,505	4,036,358
TJX Cos., Inc.	58,972	6,931,569
		10,967,927
Technology hardware, storage & peripherals: 8.5%
Apple, Inc.	110,796	25,815,468
Total common stocks (cost—$224,961,766)		298,288,854

Short-term investments—1.6%
Investment companies: 1.6%
State Street Institutional U.S. Government Money Market Fund, 4.943%[1] (cost $4,670,981)	4,670,981	4,670,981
Total investments (cost—$229,632,747)—100.1%		302,959,835
Liabilities in excess of other assets—(0.1)%		(257,703)
Net assets—100.0%		$302,702,132

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$298,288,854	$—	$—	$298,288,854
Short-term investments	—	4,670,981	—	4,670,981
Total	$298,288,854	$4,670,981	$—	$302,959,835

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Rate shown reflects yield at September 30, 2024.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks: 97.2%
Aerospace & defense: 3.1%
AeroVironment, Inc.*	12,037	$2,413,419
BWX Technologies, Inc.	16,379	1,780,397
		4,193,816
Air freight & logistics: 0.9%
GXO Logistics, Inc.*	23,850	1,241,869

Automobile components: 1.6%
Modine Manufacturing Co.*	16,203	2,151,596

Banks: 3.7%
Columbia Banking System, Inc.	41,256	1,077,194
First Bancorp/Southern Pines NC	30,368	1,263,005
Prosperity Bancshares, Inc.	16,933	1,220,362
SouthState Corp.	13,617	1,323,300
		4,883,861
Biotechnology: 13.6%
Arcellx, Inc.*	12,734	1,063,416
Arcturus Therapeutics Holdings, Inc.*,1	20,568	477,383
Arrowhead Pharmaceuticals, Inc.*	23,467	454,556
Avidity Biosciences, Inc.*	29,775	1,367,566
Cabaletta Bio, Inc.*	43,791	206,694
Crinetics Pharmaceuticals, Inc.*	19,603	1,001,713
Halozyme Therapeutics, Inc.*	15,076	862,950

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Ideaya Biosciences, Inc.*	20,102	$636,831
Immunocore Holdings PLC, ADR*	12,470	388,191
Immunovant, Inc.*	26,811	764,382
Insmed, Inc.*	20,874	1,523,802
Kymera Therapeutics, Inc.*,1	22,936	1,085,561
Kyverna Therapeutics, Inc.*	13,500	66,015
Nuvalent, Inc., Class A*	12,200	1,248,060
Protagonist Therapeutics, Inc.*	35,181	1,583,145
Prothena Corp. PLC*	9,962	166,664
Rhythm Pharmaceuticals, Inc.*	20,338	1,065,508
Vaxcyte, Inc.*	13,062	1,492,595
Viking Therapeutics, Inc.*	35,500	2,247,505
Xencor, Inc.*	25,344	509,668
		18,212,205
Broadline retail: 1.4%
Global-e Online Ltd.*	48,400	1,860,496

Building products: 3.6%
AZEK Co., Inc.*	57,330	2,683,044
Simpson Manufacturing Co., Inc.	10,977	2,099,571
		4,782,615
Chemicals: 0.7%
Aspen Aerogels, Inc.*	33,634	931,325

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction & engineering: 3.6%
Comfort Systems USA, Inc.	6,279	$2,451,008
MasTec, Inc.*	19,123	2,354,041
		4,805,049
Consumer staples distribution & retail: 1.9%
Performance Food Group Co.*	31,459	2,465,442

Containers & packaging: 1.2%
Graphic Packaging Holding Co.	54,900	1,624,491

Diversified consumer services: 1.4%
Duolingo, Inc.*	6,775	1,910,685

Electronic equipment, instruments & components: 1.4%
Itron, Inc.*	18,003	1,922,900

Energy equipment & services: 1.1%
Weatherford International PLC	17,531	1,488,732

Financial services: 3.1%
Essent Group Ltd.	17,267	1,110,095
Flywire Corp.*	53,552	877,717
Shift4 Payments, Inc., Class A*,1	24,831	2,200,027
		4,187,839
Ground transportation: 1.3%
Knight-Swift Transportation Holdings, Inc.	31,701	1,710,269

Health care equipment & supplies: 0.7%
Artivion, Inc.*	34,003	905,160

Health care providers & services: 4.8%
HealthEquity, Inc.*	14,721	1,204,914
NeoGenomics, Inc.*	31,147	459,418
RadNet, Inc.*	47,236	3,277,706

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—(continued)
Surgery Partners, Inc.*	47,663	$1,536,655
		6,478,693
Hotel & resort REITs: 2.4%
Ryman Hospitality Properties, Inc.	29,840	3,200,042

Hotels, restaurants & leisure: 3.9%
Churchill Downs, Inc.	12,953	1,751,375
First Watch Restaurant Group, Inc.*,1	72,700	1,134,120
Shake Shack, Inc., Class A*	22,974	2,371,147
		5,256,642
Household durables: 3.9%
M/I Homes, Inc.*	10,501	1,799,451
Meritage Homes Corp.	8,339	1,710,079
TopBuild Corp.*	4,181	1,700,873
		5,210,403
Insurance: 0.3%
Bowhead Specialty Holdings, Inc.*,1	16,200	453,762

IT services: 3.8%
Couchbase, Inc.*	69,659	1,122,903
DigitalOcean Holdings, Inc.*	32,182	1,299,831
Wix.com Ltd.*	15,965	2,668,869
		5,091,603
Life sciences tools & services: 1.1%
Medpace Holdings, Inc.*	1,808	603,511
Repligen Corp.*	5,432	808,390
		1,411,901
Machinery: 2.2%
Chart Industries, Inc.*	8,399	1,042,652

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
SPX Technologies, Inc.*	11,892	$1,896,298
		2,938,950
Metals & mining: 1.8%
ATI, Inc.*	35,136	2,350,950

Oil, gas & consumable fuels: 2.2%
Gulfport Energy Corp.*	10,643	1,610,818
SM Energy Co.	33,774	1,349,947
		2,960,765
Personal care products: 1.6%
BellRing Brands, Inc.*	34,257	2,080,085

Pharmaceuticals: 1.1%
Arvinas, Inc.*	17,429	429,276
Intra-Cellular Therapies, Inc.*	13,332	975,503
		1,404,779
Professional services: 1.3%
Parsons Corp.*	17,238	1,787,236

Semiconductors & semiconductor equipment: 6.4%
Impinj, Inc.*,1	17,447	3,777,624
Semtech Corp.*	38,288	1,748,230
Universal Display Corp.	14,460	3,035,154
		8,561,008
Software: 13.1%
Appfolio, Inc., Class A*	8,219	1,934,753
Braze, Inc., Class A*,1	34,464	1,114,566
Confluent, Inc., Class A*	65,456	1,333,993
CyberArk Software Ltd.*	8,565	2,497,640

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Software—(concluded)
Elastic NV*	18,882	$1,449,382
Gitlab, Inc., Class A*	30,540	1,574,032
Rubrik, Inc., Class A*	27,400	880,910
Sprout Social, Inc., Class A*	29,664	862,332
Varonis Systems, Inc.*	48,870	2,761,155
Zeta Global Holdings Corp., Class A*	105,095	3,134,984
		17,543,747
Technology hardware, storage & peripherals: 1.6%
Pure Storage, Inc., Class A*	42,846	2,152,583

Trading companies & distributors: 1.4%
Boise Cascade Co.	13,580	1,914,508
Total common stocks (cost—$100,344,142)		130,076,007

Short-term investments—3.0%
Investment companies: 3.0%
State Street Institutional U.S. Government Money Market Fund, 4.943%[2] (cost $3,963,823)	3,963,823	3,963,823

Investment of cash collateral from securities loaned—3.7%
Money market funds: 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.954%[2] (cost—$4,958,129)	4,958,129	4,958,129
Total investments (cost—$109,266,094)[3]—103.9%		138,997,959
Liabilities in excess of other assets—(3.9)%		(5,169,173)
Net assets—100.0%		$133,828,786

UBS U.S. Small Cap Growth Fund

Portfolio of investments – September 30, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$130,076,007	$—	$—	$130,076,007
Short-term investments	—	3,963,823	—	3,963,823
Investment of cash collateral from securities loaned	—	4,958,129	—	4,958,129
Total	$130,076,007	$8,921,952	$—	$138,997,959

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at September 30, 2024.
3	Includes $7,237,526 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,958,129 and non-cash collateral of $2,408,587.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations: 99.4%
Supranationals: 99.4%
African Development Bank Series GDIF,
0.875%, due 07/22/26	$1,700,000	$1,615,177
4.375%, due 11/03/27	600,000	612,608
4.375%, due 03/14/28	1,400,000	1,433,933
Agence Francaise de Developpement EPIC Series EMTN,
0.625%, due 01/22/26[1]	2,000,000	1,913,164
Asian Development Bank
1.500%, due 03/04/31	800,000	698,977
1.750%, due 09/19/29	1,000,000	914,575
1.875%, due 01/24/30	700,000	640,014
3.125%, due 04/27/32	100,000	95,914
3.875%, due 09/28/32	500,000	504,522
3.875%, due 06/14/33	350,000	350,533
4.000%, due 01/12/33	500,000	504,798
4.125%, due 01/12/34	200,000	203,780
Asian Infrastructure Investment Bank
0.500%, due 01/27/26	1,400,000	1,338,610
3.750%, due 09/14/27	300,000	300,717
4.000%, due 01/18/28[2]	200,000	202,638
4.125%, due 01/18/29	800,000	815,672
4.250%, due 03/13/34	1,200,000	1,231,596
Council of Europe Development Bank
0.875%, due 09/22/26	1,300,000	1,229,447
4.125%, due 01/24/29	200,000	203,516

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
European Bank for Reconstruction & Development
0.500%, due 01/28/26	$1,700,000	$1,624,700
4.125%, due 01/25/29	600,000	611,115
4.250%, due 03/13/34	900,000	924,401
4.375%, due 03/09/28	750,000	768,354
European Investment Bank
1.250%, due 02/14/31	800,000	689,516
3.625%, due 07/15/30[2]	750,000	748,501
3.750%, due 02/14/33[2]	2,000,000	1,985,949
Inter-American Development Bank
1.125%, due 07/20/28	700,000	638,898
1.125%, due 01/13/31	5,800,000	4,959,501
2.250%, due 06/18/29	4,900,000	4,606,219
3.125%, due 09/18/28	1,750,000	1,719,735
3.500%, due 09/14/29	1,800,000	1,788,224
3.500%, due 04/12/33	2,350,000	2,286,844
4.375%, due 07/17/34	1,800,000	1,866,805
4.500%, due 09/13/33	2,000,000	2,090,893
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	1,500,000	1,433,340
4.125%, due 02/15/28	100,000	101,304
4.250%, due 02/14/29	500,000	510,183
International Bank for Reconstruction & Development
0.750%, due 08/26/30	2,300,000	1,944,178
0.875%, due 05/14/30	2,500,000	2,147,105
1.250%, due 02/10/31	4,100,000	3,526,975
1.625%, due 11/03/31	3,300,000	2,867,171

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
Series GDIF,
1.750%, due 10/23/29	$900,000	$821,646
2.500%, due 03/29/32	2,000,000	1,840,406
3.625%, due 09/21/29	400,000	399,853
3.875%, due 02/14/30	1,400,000	1,414,058
3.875%, due 08/28/34	2,000,000	1,993,158
4.000%, due 07/25/30	1,050,000	1,067,096
4.000%, due 01/10/31	350,000	355,162
4.500%, due 04/10/31	150,000	156,521
4.750%, due 11/14/33	1,300,000	1,386,014
International Development Association Series GDIF,
0.750%, due 06/10/27[1]	1,900,000	1,758,393
1.000%, due 12/03/30[1]	2,500,000	2,127,552
International Finance Corp.
0.750%, due 10/08/26	1,200,000	1,131,992
0.750%, due 08/27/30	1,150,000	973,562
2.125%, due 04/07/26	675,000	657,450
4.375%, due 01/15/27	500,000	507,202
4.500%, due 07/13/28	600,000	619,872
Isdb Trust Services No. 2 SARL
1.262%, due 03/31/26[1]	800,000	768,400

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
4.598%, due 03/14/28[1]	$1,250,000	$1,280,859
4.754%, due 05/15/29[1]	1,400,000	1,452,570
Kreditanstalt fuer Wiederaufbau
4.125%, due 07/15/33	700,000	713,364
4.750%, due 10/29/30	700,000	740,666
Nordic Investment Bank
3.375%, due 09/08/27	2,800,000	2,777,327
4.375%, due 03/14/28	900,000	921,664
Total non-U.S. government agency obligations (cost—$82,432,168)		80,514,889

	Number of shares
Short-term investments: 1.2%
Investment companies: 1.2%
State Street Institutional U.S. Government Money Market Fund, 4.943%[3] (cost $1,010,478)	1,010,478	1,010,478

Investment of cash collateral from securities loaned—3.0%
Money market funds—3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.954%[3] (cost $2,400,355)	2,400,355	2,400,355
Total investments (cost $85,843,001)[4]—103.6%		83,925,722
Liabilities in excess of other assets—(3.6)%		(2,904,003)
Net assets—100.0%		$81,021,719

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$80,514,889	$—	$80,514,889
Short-term investments	—	1,010,478	—	1,010,478
Investment of cash collateral from securities loaned	—	2,400,355	—	2,400,355
Total	$—	$83,925,722	$—	$83,925,722

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Security, or portion thereof, was on loan at the period end.
3	Rate shown reflects yield at September 30, 2024.
4	Includes $2,340,869 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,400,355 and non-cash collateral of $0.

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 4.9%
Cayman Islands: 3.6%
ARES LVIII CLO Ltd.,
Series 2020-58A, Class DR, 3 mo.
USD Term SOFR + 3.200%,
8.501%, due 01/15/35[2,3]	250,000	$249,991
Sixth Street CLO XVIII Ltd.,
Series 2021-18A, Class D, 3 mo.
USD Term SOFR + 3.162%,
8.444%, due 04/20/34[2,3]	250,000	250,303
Wellfleet CLO Ltd.,
Series 2020-1A, Class C, 3 mo.
USD Term SOFR + 3.962%,
9.263%, due 04/15/33[2,3]	250,000	248,390
		748,684
United States: 1.3%
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class C,
1.480%, due 02/18/26	11,637	11,617
Santander Drive Auto Receivables Trust
Series 2020-4, Class D,
1.480%, due 01/15/27	45,733	45,451
Series 2023-3, Class A3,
5.610%, due 10/15/27	200,000	200,768
		257,836
Total asset-backed securities
(cost—$999,699)		1,006,520

Corporate bonds: 73.6%
Australia: 0.5%
Glencore Funding LLC
4.000%, due 04/16/25[2]	100,000	99,481

Belgium: 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	162,499

Brazil: 1.0%
Petrobras Global Finance BV
7.375%, due 01/17/27	200,000	209,437

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Canada: 1.2%
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]	250,000	$247,201

Chile: 1.0%
Corp. Nacional del Cobre de Chile
5.125%, due 02/02/33[4]	200,000	199,313

China: 1.5%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[4,5]	200,000	9,700
BOC Aviation Ltd.
3.250%, due 04/29/25[4]	250,000	247,405
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	65,000	64,507
		321,612
Colombia: 0.5%
Ecopetrol SA
5.375%, due 06/26/26	100,000	99,500

Germany: 1.0%
Volkswagen Group of America Finance LLC
4.625%, due 11/13/25[2]	200,000	199,675

Ireland: 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26	300,000	299,240

Mexico: 0.6%
Petroleos Mexicanos
6.700%, due 02/16/32	150,000	134,123

Qatar: 1.2%
QNB Finance Ltd.
2.750%, due 02/12/27[4]	250,000	240,625

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United Kingdom: 2.4%
Barclays PLC
4.836%, due 05/09/28	200,000	$200,194
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	110,535
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	199,294
		510,023
United States: 60.5%
AbbVie, Inc.
4.500%, due 05/14/35	100,000	99,680
AEP Texas, Inc.
Series E, 6.650%, due 02/15/33	50,000	55,095
Series G, 4.150%, due 05/01/49	50,000	41,066
Air Lease Corp.
2.875%, due 01/15/26	50,000	48,973
Allison Transmission, Inc.
4.750%, due 10/01/27[2]	150,000	147,587
Aramark Services, Inc.
5.000%, due 02/01/28[2]	100,000	99,678
ASGN, Inc.
4.625%, due 05/15/28[2]	150,000	145,690
AT&T, Inc.
3.800%, due 12/01/57	58,000	43,914
4.300%, due 02/15/30	300,000	299,635
Avantor Funding, Inc.
4.625%, due 07/15/28[2]	275,000	268,783
Avient Corp.
6.250%, due 11/01/31[2]	100,000	102,513
Bank of America Corp.
6.110%, due 01/29/37	125,000	138,048

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Series RR,(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[3,6,7]	100,000	$96,803
Blue Owl Technology Finance Corp. II
6.750%, due 04/04/29[2]	70,000	70,328
Boyd Gaming Corp.
4.750%, due 12/01/27	200,000	197,737
Broadcom, Inc.
3.137%, due 11/15/35[2]	300,000	256,541
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	295,835
Carrier Global Corp.
2.722%, due 02/15/30	50,000	46,226
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	75,000	74,852
Celanese U.S. Holdings LLC
6.379%, due 07/15/32	150,000	160,368
CF Industries, Inc.
5.150%, due 03/15/34	100,000	101,162
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	340,287
Citigroup, Inc.
5.500%, due 09/13/25	300,000	301,829
6.675%, due 09/13/43	50,000	58,960

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Series AA,(fixed, converts to FRN on 11/15/28),
7.625%, due 11/15/28[3,7]	100,000	$106,837
Civitas Resources, Inc.
8.375%, due 07/01/28[2]	100,000	103,947
Comcast Corp.
2.887%, due 11/01/51	64,000	43,006
2.937%, due 11/01/56	67,000	43,788
3.969%, due 11/01/47	38,000	31,751
Concentrix Corp.
6.850%, due 08/02/33[6]	100,000	103,581
ConocoPhillips Co.
3.758%, due 03/15/42	250,000	212,497
Continental Resources, Inc.
4.375%, due 01/15/28	250,000	246,415
DCP Midstream Operating LP
5.375%, due 07/15/25	159,000	159,388
Dell International LLC/EMC Corp.
5.850%, due 07/15/25	250,000	251,907
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	150,000	151,580
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	43,253
Edison International
Series A, (fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[3,7]	95,000	94,059

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Energizer Holdings, Inc.
4.375%, due 03/31/29[2]	100,000	$94,700
Energy Transfer LP
5.400%, due 10/01/47	50,000	47,612
5.500%, due 06/01/27	50,000	51,279
EQT Corp.
3.900%, due 10/01/27	370,000	363,594
Equinix, Inc.
3.900%, due 04/15/32[6]	60,000	57,453
Exelon Corp.
4.450%, due 04/15/46	50,000	44,500
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	245,315
Extra Space Storage LP
5.400%, due 02/01/34	100,000	103,278
FedEx Corp.
4.550%, due 04/01/46	50,000	44,589
Fifth Third Bank NA
3.950%, due 07/28/25	200,000	198,653
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[2]	100,000	99,582
Fox Corp.
5.576%, due 01/25/49	25,000	24,636
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	197,474
General Motors Co.
6.600%, due 04/01/36	300,000	324,606

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Gilead Sciences, Inc.
4.750%, due 03/01/46	50,000	$47,851
Global Payments, Inc.
5.400%, due 08/15/32	50,000	51,322
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	200,000	199,833
Goldman Sachs Group, Inc.
5.150%, due 05/22/45	30,000	29,990
Series Q,(fixed, converts to FRN on 08/10/29),
7.379%, due 02/10/25[3,7]	100,000	100,287
Series V,(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[3,7]	100,000	95,791
Harley-Davidson Financial Services, Inc.
3.350%, due 06/08/25[2]	300,000	295,998
HCA, Inc.
5.250%, due 06/15/26	200,000	201,472
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 05/15/26	75,000	74,415
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[3]	150,000	146,492
Series HH,(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[3,7]	100,000	99,133

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Series KK,(fixed, converts to FRN on 06/01/26),
3.650%, due 06/01/26[3,7]	80,000	$77,395
KB Home
7.250%, due 07/15/30	50,000	52,193
KeyCorp
4.150%, due 10/29/25	75,000	74,608
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	150,266
5.550%, due 06/01/45	40,000	39,525
Kroger Co.
6.900%, due 04/15/38	25,000	29,284
Kyndryl Holdings, Inc.
6.350%, due 02/20/34[6]	150,000	160,363
Level 3 Financing, Inc.
10.500%, due 05/15/30[2]	184,000	198,030
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[2]	155,000	155,674
LYB International Finance BV
4.875%, due 03/15/44	50,000	46,451
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	62,361
Masco Corp.
1.500%, due 02/15/28	400,000	364,179
MetLife, Inc.
6.400%, due 12/15/36	110,000	116,630

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[2]	49,500	$50,116
Morgan Stanley
4.300%, due 01/27/4[5]	50,000	46,070
4.350%, due 09/08/26	140,000	140,336
Nabors Industries, Inc.
7.375%, due 05/15/27[2,6]	50,000	50,111
Navient Corp.
6.750%, due 06/15/26	100,000	102,219
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	198,869
Olin Corp.
5.125%, due 09/15/27	200,000	198,849
OneMain Finance Corp.
3.500%, due 01/15/27	100,000	95,582
Oracle Corp.
4.000%, due 11/15/47	50,000	41,052
Quanta Services, Inc.
0.950%, due 10/01/24[6]	100,000	100,000
Reworld Holding Corp.
4.875%, due 12/01/29[2]	150,000	141,201
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, due 10/15/26[2]	300,000	288,023
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	100,000	101,298
Sabre GLBL, Inc.
8.625%, due 06/01/27[2,6]	100,000	98,362

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Corporate bonds—(concluded)
United States—(concluded)
Science Applications International Corp.
4.875%, due 04/01/28[2]	100,000	$97,923
Seagate HDD Cayman
5.750%, due 12/01/34[6]	80,000	80,637
Sempra
(fixed, converts to FRN on 10/15/25),
4.875%, due 10/15/25[3,7]	95,000	93,980
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]	250,000	241,540
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	100,000	100,369
Tenet Healthcare Corp.
6.125%, due 10/01/28[6]	75,000	75,599
United Rentals North America, Inc.
4.875%, due 01/15/28[6]	100,000	99,260
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]	100,000	99,027
Walt Disney Co.
4.950%, due 10/15/45	50,000	49,220
WESCO Distribution, Inc.
7.250%, due 06/15/28[2]	100,000	102,399
		12,542,455
Total corporate bonds
(cost—$15,501,338)		15,265,184

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities: 5.7%
United States: 5.7%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B,
2.511%, due 10/15/54[2]	150,000	$125,648
BBCMS Trust, Series 2015-SRCH,Class B,
4.498%, due 08/10/35[2]	135,000	124,169
BX Mortgage Trust, Series 2021-PAC, Class D,
1 mo. USD Term SOFR + 1.413%,
6.510%, due 10/15/36[2,3]	175,000	171,664
BX Trust, Series 2021-LGCY, Class D,
1 mo. USD Term SOFR + 1.416%,
6.514%, due 10/15/36[2,3]	400,000	392,000
Extended Stay America Trust, Series 2021-ESH, Class D,
1 mo. USD Term SOFR + 2.364%,
7.462%, due 07/15/38[2,3]	311,862	312,465
FREMF Mortgage Trust, Series 2017-K64, Class B,
4.136%, due 05/25/50[2,3]	50,000	49,171
Series 2014-STAR, Class C,
Starwood Retail Property Trust, U.S. (Fed) Prime Rate,
8.500%, due 11/15/27[2,3]	125,000	312
Total mortgage-backed securities
(cost—$1,352,965)		1,175,429

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face
	amount[1]		Value
Non-U.S. government agency obligations: 8.1%
Brazil: 1.0%
Brazil Letras do Tesouro Nacional Series LTN,
0.000%, due 07/01/26	BRL	1,400,000	$209,706
Indonesia: 0.6%
Indonesia Government International Bonds
6.625%, due 02/17/37[2]		100,000	116,875
Mexico: 1.6%
Mexico Cetes Series BI,
0.000%, due 10/24/24	MXN	3,900,000	196,604
Mexico Government International Bonds Series MTN,
4.750%, due 03/08/44		150,000	126,985
			323,589
Panama: 0.1%
Panama Government International Bonds
3.870%, due 07/23/60		50,000	31,438
Peru: 1.0%
Peru Government International Bonds
7.350%, due 07/21/25		200,000	204,196
Poland: 0.5%
Republic of Poland Government International Bonds
5.750%, due 11/16/32		100,000	107,439
Supranationals: 0.9%
Africa Finance Corp.
4.375%, due 04/17/26[4]		200,000	197,250
Turkey: 2.4%
Turkiye Government Bonds Series 5Y,
12.600%, due 10/01/25	TRY	17,200,000	397,150

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations—(concluded)
Turkey—(concluded)
Turkiye Government International Bonds Series 30Y,
6.875%, due 03/17/36	100,000	$100,000
		497,150
Total non-U.S. government agency obligations
(cost—$1,755,631)		1,687,643

U.S. Treasury obligations: 3.5%
United States: 3.5%
U.S. Treasury Notes
3.875%, due 08/15/34	205,000	206,441
4.375%, due 05/15/34	500,000	523,672
Total U.S. Treasury obligations
(cost—$715,886)		730,113

Number of
shares
Short-term investments: 1.2%
Investment companies: 1.2%
Market Fund, 4.943%[8]
State Street Institutional U.S. Government Money (cost $252,362)	252,362	252,362

Short-term U.S. Treasury obligations: 1.0%
United States: 1.0%
U.S. Treasury Bills,
5.140%, due 11/05/24[8]	210,000	208,975
Total Short-term U.S. Treasury obligations
(Cost—$208,975)		208,975

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

	Number of
	shares	Value
Investment of cash collateral from securities loaned—3.9%
Money market funds—3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.954%[8]
(cost $805,885)	805,885	$805,885

	Number of
	Contracts
Swaptions Purchased: 0.0%†
Put swaptions: 0.0%†
CDX.NA.IG.S42, strike @ 55.000, expires 11/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/20/29	2,000,000	$2,000,000	1,628
CDX.NA.IG.S42, strike @ 62.500, expires 11/20/24 (Counterparty: GS; pay floating rate); underlying swap terminates 06/20/29	1,000,000	1,000,000	428
Total put swaptions			2,056
Total swaptions purchased
(cost—$8,340)			2,056
Total investment
(cost $21,601,081)9—101.9%			21,134,167
Liabilities in excess of other assets—(1.9)%			(399,438)
Net assets—100.0%			$20,734,729

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	2,000	2,000,000	CDX.NA.IG.S42 strike @ 70.000 terminating 06/20/29	GS	Pay	11/20/24	$2,640	$(508)	$2,132
USD	2,000	2,000,000	CDX.NA.IG.S42 strike @ 90.000 terminating 06/20/29	GS	Pay	11/20/24	1,440	(218)	1,222
USD	1,000	1,000,000	CDX.NA.IG.S42 strike @ 77.500 terminating 06/20/29	GS	Pay	11/20/24	1,610	(175)	1,435
Total							$5,690	$(901)	$4,789

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
35	USD	U.S. Treasury Note 10 Year Futures	December 2024	$4,000,224	$3,999,844	$(380)
10	USD	U.S. Treasury Note 2 Year Futures	December 2024	2,083,788	2,082,422	(1,366)
35	USD	U.S. Treasury Note 5 Year Futures	December 2024	3,844,504	3,845,898	1,394
15	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2024	1,771,210	1,774,453	3,243
Total				$11,699,726	$11,702,617	$2,891
Interest rate futures sell contracts:
6	EUR	Euro Bund 10 Year Futures	December 2024	$(895,567)	$(901,117)	$(5,550)
12	EUR	EURO Schatz 2 Year Index Futures	December 2024	(1,425,130)	(1,431,621)	(6,491)
U.S. Treasury futures sell contracts:
2	USD	Ultra U.S. Treasury Bond Futures	December 2024	$(267,528)	$(266,187)	$1,341
Total				$(2,588,225)	$(2,598,925)	$(10,700)
Net unrealized appreciation (depreciation)						$(7,809)

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Implied credit spread as of September 30, 2024*	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)[11]
CDX.NA.IG.S42	N/A	USD	2,000	06/20/29	Quarterly	1.000%	$(30,073)	$(45,941)	$(15,868)
CDX.NA.HY.S42	N/A	USD	2,000	06/20/29	Quarterly	5.000	(73,927)	(158,510)	(84,583)
Total							$(104,000)	$(204,451)	$(100,451)

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[11]	Payments received by the portfolio[11]	Value	Unrealized appreciation (depreciation)
NZD	2,500	02/19/27	Quarterly	3 mo. NZD Bank Bill	4.805%	$45,415	$45,415
NZD	1,000	06/15/33	Quarterly	3 mo. NZD Bank Bill	4.456	37,034	37,034
NZD	400	07/18/33	Quarterly	3 mo. NZD Bank Bill	4.520	12,839	12,839
Total						$95,288	$95,288

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	EUR	80,000	USD	89,219	10/17/24	$112
BOA	USD	12,399	NZD	20,000	10/17/24	307
BOA	NGN	70,000,000	USD	40,936	11/07/24	63
BOA	USD	46,980	NGN	70,000,000	11/07/24	(6,107)
CITI	NGN	70,000,000	USD	41,176	11/07/24	304
CITI	USD	205,605	IDR	3,300,000,000	11/21/24	11,925
GSI	USD	149,625	NGN	235,000,000	11/07/24	(12,411)
JPMCB	IDR	3,300,000,000	USD	202,989	11/21/24	(14,540)
JPMCB	USD	208,821	IDR	3,300,000,000	11/21/24	8,709
Net unrealized appreciation (depreciation)						$(11,638)

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2024 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$1,006,520	$—	$1,006,520
Corporate bonds	—	15,265,184	—	15,265,184
Mortgage-backed securities	—	1,175,429	—	1,175,429
Non-U.S. government agency obligations	—	1,687,643	—	1,687,643
U.S. Treasury obligations	—	730,113	—	730,113
Short-term investments	—	252,362	—	252,362
Short-term U.S. Treasury obligations	—	208,975	—	208,975
Investment of cash collateral from securities loaned	—	805,885	—	805,885
Swaptions Purchased	—	2,056	—	2,056
Futures contracts	5,978	—	—	5,978
Swap agreements	—	95,288	—	95,288
Forward foreign currency contracts	—	21,420	—	21,420
Total	$5,978	$21,250,875	$—	$21,256,853

Liabilities
Swaptions written	$—	$(901)	$—	$(901)
Futures contracts	(13,787)	—	—	(13,787)
Swap agreements	—	(204,451)	—	(204,451)
Forward foreign currency contracts	—	(33,058)	—	(33,058)
Total	$(13,787)	$(238,410)	$—	$(252,197)

At September 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $6,121,899, represented 29.5% of the Fund’s net assets at period end.
3	Floating or variable rate securities. The rates disclosed are as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Bond interest in default.
6	Security, or portion thereof, was on loan at the period end.
7	Perpetual investment. Date shown reflects the next call date.
8	Rate shown reflects yield at September 30, 2024.
9	Includes $893,754 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $805,885 and non-cash collateral of $106,981.
10	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
11	Payments made or received are based on the notional amount.

The UBS Funds

Glossary of terms used in the Portfolio of investments
September 30, 2024 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor's Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

The UBS Funds

Glossary of terms used in the Portfolio of investments
September 30, 2024 (unaudited)

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSB	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

See accompanying notes to financial statements.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Annual report to shareholders dated June 30, 2024.